SUBSEQUENT EVENTS (Details Textual) - USD ($)																										1 Months Ended											6 Months Ended	12 Months Ended
	Feb. 04, 2016	Feb. 03, 2016	Feb. 01, 2016	Jan. 29, 2016	Jan. 27, 2016	Jan. 25, 2016	Jan. 21, 2016	Jan. 20, 2016	Jan. 19, 2016	Jan. 14, 2016	Jan. 13, 2016	Jan. 12, 2016	Jan. 11, 2016	Jan. 08, 2016	Jan. 06, 2016	Jan. 04, 2016	Sep. 16, 2015	Sep. 08, 2015	Sep. 04, 2015	Aug. 14, 2015	Jul. 15, 2015	Jul. 14, 2015	Jun. 03, 2015	Dec. 04, 2014	Jul. 02, 2014	Dec. 31, 2015	Dec. 30, 2015	Sep. 24, 2015	Sep. 22, 2015	Sep. 18, 2015	Sep. 01, 2015	Aug. 26, 2015	May. 19, 2015	Jan. 30, 2015	Jan. 27, 2015	Jul. 18, 2014	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 04, 2015	Feb. 04, 2015	Aug. 06, 2014
Subsequent Event [Line Items]
Proceeds from Notes Payable																																			$ 50,000
Debt Conversion, Converted Instrument, Shares Issued																									2,183,333
Debt Conversion, Original Debt, Amount																																				$ 50,000
Debt Instrument, Convertible, Conversion Price																									$ 0.0709
Legal Fees																																			$ 2,500
Debt Instrument, Unamortized Discount																																								$ 20,000		$ 25,000
Stock Issued During Period, Shares, Issued for Services																								3,000,000
Debt Instrument, Face Amount																																										$ 250,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																																	55.00%
Debt Conversion, Converted Instrument, Amount																									$ 139,680													$ 152,285	$ 0
Stock Issued During Period, Value, Issued for Services																																						$ 741,276	$ 244,500
Common Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																																		10,000,000				10,000,000
Debt Instrument, Convertible, Conversion Price																																		$ 0.0025				$ 0.0025
Shares Issued, Price Per Share																																									$ 0.0025
Stock Issued During Period, Shares, Issued for Services																																						19,258,316	1,915,000
Debt Conversion, Converted Instrument, Amount																																		$ 25,000				$ 25,000
Stock Issued During Period, Value, Issued for Services																																						19,258	$ 1,915
Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Unamortized Discount																										$ 2,341,232											$ 2,341,232	415,467	$ 121,059
Consultant [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share																											$ 0.0279
Stock Issued During Period, Shares, Issued for Services																											2,250,000										2,250,000
Stock Issued During Period, Value, Issued for Services																											$ 62,775
Law Firm [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share																										$ 0.0279											$ 0.0279
Stock Issued During Period, Shares, Issued for Services																										1,600,000											1,600,000
Stock Issued During Period, Value, Issued for Services																										$ 44,640
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Debt																					$ 137,915
Debt Instrument, Annual Principal Payment																					104,000
Debt Instrument, Periodic Payment, Interest																					2,872
Debt Instrument Prepayment Penalty																					$ 31,043
Subsequent Event [Member] | Secured Investor Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Unamortized Discount																																						20,000
Secured Debt																																						$ 220,000
Proceeds from Issuance of Secured Debt																							$ 201,997
Interest Proceeds Received																							$ 1,997
Shares Issued, Price Per Share																																						$ 0.07
Subsequent Event [Member] | Three Notes Issued [Member]
Subsequent Event [Line Items]
Proceeds from Notes Payable																						$ 352,500
Legal Fees																						17,690
Net Proceeds From Notes Payable																						$ 334,810
Subsequent Event [Member] | Conversion Notice [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	1,760,564	1,351,352	1,679,800	1,657,825	1,573,161	1,675,604	1,680,108	513,158	1,047,013	4,901,786	946,889	827,632	764,573	1,992,032	1,934,236	1,468,187	826,726		849,263	866,796									911,294	877,969	1,396,108	1,414,843
Debt Conversion, Original Debt, Amount																	$ 15,687		$ 15,648	$ 20,500									$ 15,638	$ 15,694	$ 25,723	$ 26,068
Debt Instrument, Convertible, Conversion Price	$ 0.0142	$ 0.0148	$ 0.009955	$ 0.015080	$ 0.009955	$ 0.01492	$ 0.01488	$ 0.009955	$ 0.009955	$ 0.0168	$ 0.01864	$ 0.012705	$ 0.01375	$ 0.02008	$ 0.02068	$ 0.0143	$ 0.018975		$ 0.018425	$ 0.02365									$ 0.01716	$ 0.017875	$ 0.018425	$ 0.018425
Debt Conversion, Converted Instrument, Amount	$ 25,000	$ 20,000	$ 16,722	$ 25,000	$ 15,661	$ 25,000	$ 25,000	$ 5,108	$ 10,423	$ 82,350	$ 17,650	$ 10,515	$ 10,513	$ 40,000	$ 40,000	$ 20,995
Subsequent Event [Member] | Conversion Notice One [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	2,779,927	1,111,737				1,362,834	1,256,944				889,409			761,050	1,485,946	2,522,032				879,585
Debt Conversion, Original Debt, Amount																				$ 20,802
Debt Instrument, Convertible, Conversion Price	$ 0.009405	$ 0.009405				$ 0.009955	$ 0.009955				$ 0.011825			$ 0.0113805	$ 0.014135	$ 0.02156				$ 0.02365
Debt Conversion, Converted Instrument, Amount	$ 26,145	$ 10,456				$ 13,567	$ 12,513				$ 10,517			$ 10,506	$ 21,004	$ 54,375
Subsequent Event [Member] | Conversion Notice Two [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued											1,971,565
Debt Instrument, Convertible, Conversion Price											$ 0.01056
Debt Conversion, Converted Instrument, Amount											$ 20,820
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt Conversion, Original Debt, Amount																												$ 1,200,000
Debt Instrument, Convertible, Conversion Price																												$ 0.0346
Debt Instrument, Issuance Date																												Sep. 24, 2015
Debt Instrument, Face Amount																												$ 1,200,000
Debt Instrument, Increase, Accrued Interest																												$ 180,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																												20.00%
Debt Instrument, Maturity Date, Description																												The debenture has a maturity date of the earlier of: (i) the date on which the Company closes a subsequent equity offering in an amount greater than the principal amount of the Note; or (ii) June 24, 2016.
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share																																$ 0.04
Stock Issued During Period, Shares, Issued for Services																375,000																560,000
Subsequent Event [Member] | Scientific Advisory Board [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share																		$ 0.0369
Stock Issued During Period, Shares, Issued for Services																		600,000
Subsequent Event [Member] | Law Firm [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																1,600,000
Subsequent Event [Member] | Law Firm [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																1,000,000